Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

27      Income tax

The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Loss before income tax	(226,490)	(169,494)	(153,902)
Statutory tax rate	27.39%	29.04%	28.34%
Expected income tax benefit	62,036	49,226	43,615
Non deductible expenses	(26,063)	(18,826)	(29,513)
Non taxable income	3,874	890	344
Deferred tax asset not recognized	(40,271)	(32,170)	(25,909)
Deferred tax asset (used) / recognized	(151)	(7)	7
Income tax expense	(575)	(887)	(11,456)
Effective tax rate	0.25%	0.52%	7.44%

Income tax expense is comprised of the following:

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Current tax	(424)	(880)	(11,463)
Deferred tax	(151)	(7)	7
Total Income tax expense	(575)	(887)	(11,456)

Tax losses available for offsetting against future taxable profits, and for which no deferred tax assets were recognized, were as follows:

			As of
			December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR			Accumulated tax	Accumulated tax	Accumulated tax
Country	Duration	Rate	loss [gross]	loss [gross]	loss [gross]
Germany	Indefinite	30.2%	(8,961)	—	—
Morocco	4 years	30.0%	(25,342)	(25,848)	(20,569)
Egypt	5 years	22.5%	(90,148)	(61,942)	(17,693)
Nigeria	Indefinite	30.0%	(203,482)	(145,143)	(82,049)
South Africa	Indefinite	28.0%	(34,327)	(28,267)	(23,050)
Kenya	9 Years	30.0%	(64,812)	(39,135)	(28,594)
Ivory Coast	5 years	25.0%	(27,005)	(19,962)	(18,298)
Ghana	3 years	25.0%	(9,848)	(5,228)	(4,791)
Other	N/A	N/A	(63,829)	(32,974)	(51,697)
Total			(527,754)	(358,499)	(246,741)

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Group. They have arisen in subsidiaries that have been loss- making for some time, and there is no other tax planning opportunities or other evidence of recoverability in the near future.